Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Feb. 17, 2021	Jun. 19, 2020 shares	Jan. 18, 2016 USD ($) $ / shares	Jun. 19, 2020 shares	Dec. 31, 2020 $ / shares shares	Jan. 10, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Stock issued during period, value, issued for services | $			$ 17,559,663
Common stock, no par value | $ / shares			$ 0		$ 0		$ 0
Reverse stock split ratio	1.138974
Common stock, shares authorized					179,872,754		107,265,966
Common stock, shares issued					16,948,226		15,855,287
Common stock, shares outstanding					16,948,226		15,855,287
Collective Growth Corp [Member]
Preferred stock, shares authorized					1,000,000		1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Common stock conversion basis percentage					20.00%
Collective Growth Corp [Member] | Over-Allotment Option [Member] | Founder Shares [Member]
Shares forfeiture to the under writers		562,500		562,500
Aggregate shares outstanding		3,750,000		3,750,000
Common Class A [Member] | Collective Growth Corp [Member]
Common stock, shares authorized					100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights					Holders of Class A common stock are entitled to one vote for each share
Common stock, shares issued					5,484,800		0
Common stock, shares outstanding					5,484,800		0
Common stock shares subject to possible redemption					9,777,700		0
Common Class B [Member] | Collective Growth Corp [Member]
Common stock, shares authorized					10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights					Holders of Class B common stock are entitled to one vote for each share
Common stock, shares issued					3,750,000		4,312,500
Common stock, shares outstanding					3,750,000		4,312,500
Shares forfeiture to the under writers					562,500